May 25, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	William Friar
Financial Analyst

Dear Mr. Friar:

Re: Enterra Systems Inc. Amendment No. 1 to Registration Statement on Form SB-2 Filed on February 15, 2006 File No. 333-131869

                 Thank you for your letter dated March 13, 2006, with respect to Amendment No. 1 to Registration Statement on Form SB-2 filed by Enterra Systems Inc. (the “Company”) on February 15, 2006.

We enclose our responses to your comments and four blacklined copies of our Amendment to the Form SB-2. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of March 13, 2006.

Responses

Prospectus Summary

Our Business

1. We have disclosed our history of net losses and management’s expectations that the Company will continue to have net losses in the future in our Prospectus Summary. The disclosure reads as follows:

We have a history of net losses and our management expects that we will continue to have net losses in the future.

2. We have disclosed more specifically how the Company generates revenue in the Prospectus Summary and in the “Description of Business” section. The disclosure now reads as follows:

The Company generates revenues primarily through the sale of software through licence agreements. The Company also earns revenue through an initial set up fee and the charge per employee that each customer must pay as long as it uses our software. If the customer wants to add more than 100 users, then there are additional fees. There are additional charges for customer support, training, implementation, consulting and customizations. Less than 15% of our revenue usually comes from training, implementation, consulting and customizations. Our revenue from these elements of our service is typically only earned at the initial stages of each client account and is not an ongoing source of revenue from each client.

3. In the section entitled “Number of Shares Being Offered”, we have stated the number of shares offered by this registration statement as a percentage (100%) of total outstanding shares.

4. We have reconciled the statement in the last sentence of the “Summary of Financial Data” section with the statement that our recent financing activities have provided us with the funds needed for the next 12 months. The sentences now read as follows:

We expect to use approximately $1,000,000 in continuing our operations for the next twelve months. We will obtain that money through the convertible credit facility. All cash receivables will also go toward the operations of the company. Management does not anticipate the need to raise additional capital to fund operations over the next twelve months. For more information concerning the convertible credit facility, please see the section entitled “Convertible Credit Facility, November 29, 2005” on page 13 of this prospectus.

5. We have added a risk factor to disclose that our success depends in large part upon our acquiring new customers and that we must expand our marketing to realize the potential of our products. The new Risk Factor reads as follows:

Our success depends in large part upon our acquiring new customers and the expansion of our marketing efforts to realize the potential of our products.

In order to become profitable, management believes that we must acquire new customers while maintaining our current customers. With our current number of customers, we have not been able to earn enough to pay for our cash requirements. The use of our software is competitively priced and increasing our prices will not likely allow us to maintain or increase our current number of customers. We must expand our marketing efforts if we hope to obtain a greater number of customers. Even if we do expand our marketing efforts, we can provide no assurance that we will ever become profitable. If we never become profitable, we will likely have to cease operations and investors could lose their entire investment.

6. We have incorporated your suggestion for a new risk factor into the old risk factor 12, which now reads as follows:

Our software and the data held by our software and technology applications is vulnerable to security breaches and computer viruses.

The storage of critical, sensitive and important corporate data for our customers is risky. The type of data that is collected and stored by our software is extremely important to the functioning of most companies. Our software and the data held by our software and technology applications is vulnerable to security breaches, computer viruses and human error. If we fail to protect the data entrusted to us by our customers, then we may lose many customers and our business and reputation may suffer and we may be required to expend significant amounts of money to protect against or resolve such problems. If such problems arise, our business may fail and investors may lose all of their investment.

We have added the other additional risk factor that you suggest and it reads as follows:

Our business depends on the internet functioning efficiently and the belief of our customers that they can rely on the internet. If the internet does not functioning efficiently or there is a loss of confidence in the internet, our business could fail and investors could lose their entire investment.

If the internet does not function efficiently or public perception is that it may not function efficiently, we may lose or be unable to obtain customers. If we lose or do not attract more customers, then we may never be able to achieve profitable operations and we may go out of business. If we go out of business, investors may lose their entire investment.

7. Prior to October 23, 2002, there was no business relationship, loans or dealings between Enterra or any of its affiliates and Mr. Cusano, other than the fact the Mr. Eppich and Mr. Cusano were friends.

We have revised the heading and body of risk factor 4 to state clearly the possible change in control should C.M.M.G. convert its debt into the Company’s stock and exercise its warrants. We have also stated the 7,381, 594 share amount as a percentage of outstanding shares (46%).

The new risk factor reads as follows:

If the convertible credit facility is converted into units and the warrants are exercised, C.M.M.G. Finance Inc., the holder of the convertible credit facility may obtain up to 7,381,594 of our common shares, which is 46% of our issued and outstanding shares as of May 19, 2006. This may result in a change of control and our shareholders would be subject to further, and maybe significant, dilution.

On November 29, 2005, we completed a convertible credit facility agreement, as amended, with C.M.M.G. Finance Inc. in the amount of $2,680,074. As of May 23, 2006, we owe $1,651,250 under the convertible credit facility because of debt that was consolidated and assumed in the credit facility agreement, as amended, and the amounts that we have drawn down on that credit facility. Any amounts owing under the convertible credit facility may be converted into units of the common stock of our Company. Each unit will be issued for $0.91 of the debt that is converted. Each unit will be comprised of one common share and one common share purchase warrant. Each warrant will have an exercise price of $1.15 and be exercisable for a period of up to two years. If we draw down the entire amount under the convertible credit facility and if C.M.M.G. converts the debt into units and exercises all of the common share purchase warrants, it could obtain up to 7,381,594 shares in the common stock of our Company, which may significantly dilute the value of our shares. For more information concerning the convertible credit facility, please see the section entitled “Convertible Credit facility, November 29, 2005” on page 13 of this prospectus.

8. We have revised the heading of the former risk factor 10 (it is now risk factor 6) to more clearly state the risk involved, namely that the Company may be unable to continue operations and shareholders will lose their interest. The new heading reads as follows:

If failure of our software creates damages, we may be liable to pay for those damages. If the amount we are liable for in damages is significant, we may be unable to continue operations and investors would lose their entire investment.

9. We have expanded the heading of the former risk factor 13 (now risk factor 16) to state the risk volatility that we have addressed in the body of the risk factor. The new heading now reads as follows:

Since our common stock has never been traded and, if a market ever develops for our common stock, the price of our common stock is likely to be highly volatile and may decline after the offering. If this happens, investors may have difficulty selling their securities and may not be able to sell their securities at all.

10. We have placed like risks together and changed the order of former risk factors 13, 14 and 15 as you suggest.

11. We have revised the disclosure pertaining to the November 29, 2005 Convertible Credit Facility in order to make it clear and understandable. We have expanded upon the concept of the Introduction Fee to make it easier to understand. The amount referred to in the financial statements as the “finance fee” is the same. We have stated the amounts that the Company is obligated to pay to Mr.Cusano/C.M.M.G. under the November 2005 arrangement. The new disclosure reads as follows:

Convertible Credit Facility, November 29, 2005

On November 29, 2005, we closed a convertible credit facility agreement, as amended, with C.M.M.G. Finance Inc. in the amount of $2,680,074. As of May 23, 2006, we owe $1,651,250 under this credit facility. To draw down on the credit facility, the Company must provide the notice to C.M.M.G. as described in the credit facility agreement, as amended, and C.M.M.G. must provide up to $129,681 once every calendar month. We intend to draw up to $129,681 per calendar month until we have borrowed a total of $2,680,074. The Maturity Date of the credit facility is November 29, 2010. No payments of principle or interest are due and payable under the credit facility until the Maturity Date.

No payments of principal or interest are due and payable under the credit facility until the Maturity Date.

Amounts of money that the Company draws down under the credit facility and the interest that accrues on those amounts, which does not include the finance fee, may be converted into units of the common stock of our Company for $0.91 per unit. Each unit will be comprised of one common share and one common share purchase warrant. Each warrant shall have an exercise price of $1.15 and be exercisable for a period of up to two years. If the Company draws down the entire amount under the credit facility and if C.M.M.G. converts the debt into units and exercises all of the common share purchase warrants, it could obtain approximately 7,381,594 shares in the common stock of our Company. As of February 8, 2006, no debt has been converted into units and no warrants have been issued or exercised.

Finance Fee

Under the credit facility agreement, the Company is obligated to pay to C.M.M.G. a finance fee. The finance fee will be payable until the Company has paid the equivalent of 150% of the amount borrowed under the credit facility. From November 29, 2005 until the Maturity Date, November 29, 2010, the finance fee will be calculated and payable annually at a rate of 3.5% on all of the Company’s net revenues. Following the Maturity Date, the finance fee will be calculated and payable annually at a rate of 2% on all of the Company’s net revenues, until the full amount owing for the finance fee is paid. “Net Revenues” means the net invoiced dollar amount of sales of the Company’s products sold by the Company and excluding returns, discounts, value added or sales taxes or other similar taxes, freight and insurance.

If the Company draws down the entire amount available under the credit facility, then the finance fee will total $4,020,111.

At any time, at the sole discretion of the Company, the Company may pay, in one lump sum, 60% of the balance owing on the finance fee to CMMG and the payment of the amount will completely and immediately terminate the obligation on the Company to pay the finance fee. In the event that the lump sum payment constitutes a criminal rate of interest in any jurisdiction, the lump sum payment will be reduced to 1% below the criminal rate of interest applicable to the jurisdiction.

Interest

Simple interest at the rate of 3.95% will accrue on the amount of money the Company draws down under the credit facility. The amount owed in interest under the credit facility will be convertible into units.

Exemption from Registration

The issuance of this convertible credit facility was and the issuance of shares of our common stock upon the conversion of amounts under the convertible credit facility and the exercise of the share purchase warrants purchase warrants have been or will be made by us pursuant to Rule 903 of Regulation S or Rule 506 of Regulation D and Section 4(6) or Section 4(2) of the Securities Act of 1933. C.M.M.G. is a non-U.S. person.

The above is a summary of the details of the credit facility agreement, as amended, for full details, see the agreement itself, which is attached as an exhibit to the registration statement of which this prospectus forms a part.

12. We have revised this section to use the singular term when discussing our director.

13. The overhaul did not cause the Company to incur any obligations to users of the prior software version. We did not provide free software upgrades or training.

14. In our business overview, we have now explained how the Company generates money without the actual sale of our software to customers. The disclosure now reads:

The Company generates revenues primarily through the sale of software through one-time licence fees, one-time set up fees and monthly fees that are calculated per employee user. Each customer must pay the monthly fees as long as it uses our software. There are additional charges for customer support, training, implementation, consulting and customizations. Less than 15% of our revenue usually comes from training, implementation, consulting and customizations. Our revenue from these elements of our service is typically only earned at the initial stages of each client account and is not an ongoing source of revenue from each client. Approximately 7% of our revenue comes from hardware sales.

15. We have removed the statement in the third paragraph of our business overview stating that we do not know of another company that offers technology that can perform the same functions via the internet.

16. Under “Operating Expenses” and “General and Administrative” on page 28, does that amounts include research and development expenses?

We have expanded our research and development section to explain whether the Company anticipates continuing spending on research and development at our historical rates and whether or not our product is essentially complete or is still in need of additional research and development. We have clarified whether the dollar amounts indicated include salary.

We have also explained under “Operating Expenses” that the amounts do not include research and development expenses.

17. As of May 23, 2006, we have 25 customers.

18. We have revised our comparison of the result of operations to provide a more robust discussion of the reasons for the numerical changes between periods. We have added disclosure that reads as follows:

Overview

The number of our customers increased by approximately 38% while sales increased by only 7% in fiscal year 2005. This is primarily because of slow product acceptance by one large customer. The length of time to customer acceptance can vary from immediate to several months depending upon the complexity of the product and/or service sold. We also experienced significant increases in both our R&D and Office and General expenses in 2005. This occurred primarily as a result of additional employees and office and work related equipment in our R&D and sales departments. These additional expenses were required as we prepared our new product offering for commercial launch.

19. We have revised our comparison of the result of operations for all periods presented to more clearly align the items being explained to the captions used in our financial statements.

20. We have removed the disclosure on page 28 regarding income taxes because it had been included in error.

21. We have no formal or informal agreements or understandings for a market maker to sponsor our securities and we have added disclosure stating this in the section entitled “Market For Common Equity And Related Stockholder Matters”.

22. We have revised footnote 1 of our summary compensation table as you suggest. The new footnote reads as follows:

(1) CD $23,154 for 2005, CD$52,770 for 2004, CD$60,000 for 2003 and CD$56,727 for 2002 is owed for each of the respective fiscal years, not cumulatively, in outstanding salary owed by the Company to Mr. Eppich. For 2005, for example, CD $85,692 has been paid to Mr. Eppich and CD $23,154 is still owing to him.

23. We have revised to clarify the paragraph between the two tables on the former page 33.

24. We have now disclosed that the exercise price of each individual's options is $0.90 CDN each.

25. We have included interim financial statements as required by Item 310 of Regulation S-B.

26. We have included updated consent of the independent auditors in our pre-effective amendment.

27. The financial statements have been revised as requested and the requested information, except for the cost of services, has been stated separately. The cost of services has not been broken out because the Company does not account separately for these costs and they are not otherwise readily determinable.

28. The finance costs are related to the Company’s debt due to the National Research Council (of Canada). Since the cost of the National Research Council debt is based solely on a percent of revenues in the future (4%), which cannot be estimated reasonably, the fair value of the debt is not determinable. In accordance with APB 21, management has determined the net present value of the debt based upon an imputed interest rate of 19%, which represents the Company’s estimated incremental borrowing rate for a similar instrument.

We have revised our filing to disclose our accounting policy for financial costs as follows:

Finance Costs

We account for finance costs using SFAS No. 133 and related amendments. Where the requirement to pay a debt cannot be reasonably determined, the debt is recorded at its estimated net present value. Any discount on the debt is allocated to additional paid in capital and is accreted over management’s best estimate of the life of the debt. Any discount is been recorded as an addition to additional paid in capital and a reduction of the debt. The Company records interest expense over the term of the debt resulting from the difference between the stated value and carrying value at the date of issuance. The net result is that the debt will be accreted back to its original face value, upon the date of its expected repayment.

29. We have revised our stock compensation table to include both basic and diluted earnings per share as reported and the amount of stock-based employee compensation cost included in the determination of net income as reported.

30. The footnote has been revised to describe and quantify the securities that were not included in the computation of diluted EPS because to do so would have been antidilutive.

Securities that were not included in the computation of diluted EPS because to do so would have been antidilutive for the period(s) presented include the following amounts for the following respective periods:

Description	January 31,	Years ended October 31,
	2006	2005	2004	2003

Stock options	376,024	376,024	346,024	320,024
Shares issuable on conversion of debt	1,599,973	1,599,973	873,626	521,978
Warrants issuable on conversion of debt	1,599,973	1,599,973	873,626	521,978

	3,575,970	3,575,970	2,093,276	1,363,980

31. We considered SFAS 133, paragraphs 12 – 16 in determining the accounting for the C.M.M.G. credit facility and determined that the economic characteristics and risks of the embedded derivative instrument are closely related to the economic characteristics and risks of the host contract. This determination was made for two reasons: (1) any common stock acquired on the conversion of the debt is not readily convertible to cash: and (2) any potential repayment of C.M.M.G.’s debt by the Company is based solely on the Company’s ability to generate revenues in the future given that the Company’s current debt to equity ratio precludes further debt financing. As a result it was determined that bifurcation of the instrument was not necessary.

We also considered whether the convertibility feature of the instrument could be separately valued in accordance with EITF 98-5 and EITF 00-27. However, we determined that due to the unique aspects of the debt and the fact that there is no current trading market for the Company’s shares, there was no reasonable basis for determining the relative fair values of the conversion feature. The notes to the financial statements have been revised accordingly.

32. We have revised our disclosure to disclose the approximate tax effect of each type of temporary difference and carryforward that gives rise to a significant portion of deferred tax assets and/or liabilities (before allocation of valuation allowances).

Note 5 now reads as follows:

5.	INCOME TAXES

As of January 31, 2006, October 31, 2005 and 2004, the Company has estimated tax loss carry forwards for tax purposes of approximately $3,289,000, $2,988,000 and $2,101,000, respectively, which expire between 2007 and 2015. These amounts may be applied against future federal taxable income. Utilization of these carry forwards is dependent on the Company generating sufficient future Canadian taxable income. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization has not been determined to be more likely than not to occur.

The Company reviews its valuation allowance requirements annually based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of future tax assets, the impact of the change on the valuation allowance would generally be reflected in current income.

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	(unaudited) Three Months Ended January 31,	Years ended October 31,
	2006	2005	2004	2003

Loss before income taxes	$(228,662)	$(768,978)	$(541,916)	$(526,089)
Corporate tax rate	17.62%	17.62%	17.62%	17.62%

Expected tax expense (recovery)	(40,290)	(135,494)	(95,486)	(92,697)
Unrecognized loss carry forward	40,290	135,494	95,486	92,697

Income tax provision	$ -	$ -	$ -	$ -

The Company’s tax-effected future income tax assets and liabilities are estimated as follows:

	January 31, 2006	October 31, 2005	October 31, 2004
	$	$	$

Net operating loss carry forwards	508,827	446,140	302,813
Valuation allowance	(508,827)	(446,140)	(302,813)
Net future tax asset	-	-	-

The only significant component of the deferred tax assets, before the valuation allowance, are net operating loss carryforwards.

33. We have revised our Stock Option plan disclosures in the financial statements to provide the following:

•	a description of employees eligible to participate in the Stock Option plan;
•	vesting requirements associated with options granted; and,
•	range of exercise prices for options outstanding as of October 31, 2005.

34. We considered all of the criteria in paragraph 7 of APB 25, as follows:

(a) substantially all full-time employees meeting limited employment qualifications may participate (employees owning a specified percent of the outstanding stock and executives may be excluded);

(b) stock is offered to eligible employees equally or based on a uniform percentage of salary or wages (the plan may limit the number of shares of stock that an employee may purchase through the plan);

(c) the time permitted for exercise of an option or purchase right is limited to a reasonable period; and,

(d) the discount from the market price of the stock is no greater than would be reasonable in an offer of stock to stockholders or others.

We will base the price of our options on the equivalent fair market value of our stock, which will be determined based on the cash price our stock is being sold for at the date of stock option grant. We have therefore revised the financial statement wording to remove the words “less permitted discounts on the grant date.”

35. Our financial statement disclosure has been revised to incorporate the following wording:

“The Company uses the Black-Scholes Merton model for determination of the fair value of all stock option grants.”

36. The 30,000 options granted during fiscal year 2005 and the 26,000 and 320,024 options granted to directors, officers and consultants during fiscal year 2004 and 2003, respectively, were granted as part of the Stock Option plan. As the shares of the Company are not registered on a stock exchange, management’s estimate of volatility was derived from the trading pattern of a similar company within the same industry sector.

37. The price of the 24,712 common shares and the price of the 11,514 were based on private negotiations. The price was not set at as a result of a valuation of the assets and earning power of the company or of a market price of the shares.

We have added the following disclosure on pages 50 and 52:

The price of the shares issued to employees was based on private negotiations. The price was not set at as a result of a valuation of the assets and earning power of the company or of a market price of the shares.

38. As mentioned above, the price of the bonus shares issued to employees was negotiated and agreed upon between Enterra and the employees. The price of the shares in the C.M.M.G. agreement was also arrived at through private negotiations. Neither price was arrived at through a determination of the fair market price of the shares based on the assets and earning power of the company or of a market price of the shares.

We have added the following disclosure on pages 51:

The price of the shares issued to employees was based on private negotiations. The price was not set at as a result of a valuation of the assets and earning power of the company or of a market price of the shares.

39. Richard Eppich is the Company’s principal accounting officer and has now been designated as such under his signature on the registration statement.

The Company and I, Richard Eppich, the Company’s sole director, acknowledge that:

(i)	we are responsible for the adequacy and accuracy of the disclosure in the filing;

(ii)   should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and,

(iii)we may not assert the staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

Enterra Systems Inc.

Per: /s/ Richard Eppich

Richard Eppich, President

cc:	Bernard Pinsky
by fax